APPROPRIATION OF RETAINED EARNINGS UNDER SUBSIDIARIES´ LOCAL LAW (Details) - Legal Reserve	12 Months Ended
Dec. 31, 2017 USD ($)
Argentina and Uruguay
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	5.00%
Percentage of entity's share capital	20.00%
Argentina
Disclosure of reserves within equity [line items]
Legal proceedings provision	$ 759,000
Uruguay
Disclosure of reserves within equity [line items]
Legal proceedings provision	$ 42,000
Colombia
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	10.00%
Percentage of entity's share capital	50.00%
Legal proceedings provision	$ 400
Spain
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	10.00%
Percentage of entity's share capital	20.00%
Legal proceedings provision	$ 7,922,000
Brazil
Disclosure of reserves within equity [line items]
Legal proceedings provision	$ 0
LUXEMBOURG
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	5.00%
Percentage of entity's share capital	10.00%
Legal proceedings provision	$ 0
Dividend, Tax Withholding Percentage	15.00%
Peru
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	10.00%
Percentage of entity's share capital	20.00%
Legal proceedings provision	$ 0
Mexico
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	5.00%
Legal proceedings provision	$ 49,000
India
Disclosure of reserves within equity [line items]
Legal proceedings provision	17,000
United Kingdom
Disclosure of reserves within equity [line items]
Legal proceedings provision	0
Chile
Disclosure of reserves within equity [line items]
Legal proceedings provision	$ 0